Derivative Financial Instruments for Hedging Purposes (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Charge [Member]
Derivative Financial Instruments for Hedging Purposes [Line Items]
Effect of the cash flow hedging derivatives	$ 169,951		$ 4,320
Credit [Member]
Derivative Financial Instruments for Hedging Purposes [Line Items]
Effect of the cash flow hedging derivatives		$ 100,566
Cash Flow in CLF [Member] | Charge [Member] | Cash Flow Hedges [Member]
Derivative Financial Instruments for Hedging Purposes [Line Items]
Unrealized gain for cash flow hedging in equity, before tax	28,341	21,798
Unrealized gain for cash flow hedging in equity, net of income tax	20,689	15,913
Accumulated balance of unrealized gain for cash flow hedging in equity, net of income tax	$ 40,738	$ 12,397
Cash Flow in CLF [Member] | Credit [Member] | Cash Flow Hedges [Member]
Derivative Financial Instruments for Hedging Purposes [Line Items]
Unrealized gain for cash flow hedging in equity, before tax			113,183
Unrealized gain for cash flow hedging in equity, net of income tax			82,624
Accumulated balance of unrealized gain for cash flow hedging in equity, net of income tax			$ 9,401